ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2023
Receivables [Abstract]
Schedule of accounts receivable

	September 30,	December 31,
	2023	2022
Accounts receivable	$96,287	$6,273,276
Less: Allowance for doubtful accounts	–	(3,320,983)
Accounts receivable, net	$96,287	$2,952,293